Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax	$ 10.0
Income tax rate	35.00%
Percentage of flat rate	21.00%
Federal and state net operating loss carry forwards	$ 42.9	$ 36.8
Future taxable income	3.2
Future taxable income carry forward	$ 39.7